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                                             UAM Funds
                                             Funds for the Informed Investor(sm)

Cambiar Opportunity Portfolio
Semi-Annual Report                                              October 31, 2001











                                                                       [LOGO]UAM
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2001

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                               TABLE OF CONTENTS

--------------------------------------------------------------------------------
Shareholders' Letter ........................................................  1

Statement of Net Assets .....................................................  4

Statement of Operations .....................................................  7

Statement of Changes in Net Assets ..........................................  8

Financial Highlights ........................................................  9

Notes to Financial Statements ............................................... 10
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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October 31, 2001

Dear Shareholders:

Following the extraordinary events of the September 11th terrorist attack, the reader may appreciate that it is challenging to offer witty or profound thoughts regarding the market environment, or economic events. On a more personal note, several Cambiar Investors professionals were in the immediate vicinity of the World Trade Center a few days prior to the attack. Although we always take the task of investing money seriously, the flow of economic and earnings reports that have subsequently followed as we entered the earnings season for the third quarter seem unmistakably trivial in relation to the larger picture. We have felt good to be alive, rather than disconcerted about the market and today's uncertainties.

At the end of October, the S&P 500 Index stood roughly 30% below its peak, reached in March of 2000. This corresponds to the worst bear market for US equities since the 1973-4 bear market, which resulted in a decline of 48%. Adjusted for the higher dividend yield of the market in the 1970's versus today, the current decline has been very close to the 1973-4 bear market in terms of severity. This proved to be a very difficult time for the Cambiar Opportunity Fund as well. Down 10.1% for the six months ending October 31, 2001, the Fund outperformed the S&P 500, which fell 14.6% and the Russell 1000 Value, which declined 11.7%.

Over the history of the stock market, cracks in the market of this magnitude (30%+) have almost always proven to be major buying opportunities. The only time when this was not the case was in the 1930's, at the onset of the Great Depression. It has been well documented that following what should have been a run-of-the-mill bear market after a period of speculative excess (not different in many ways to the late 1990's), a series of major policy errors magnified the financial dislocation caused by falling asset prices and created the Great Depression. Investors should therefore be mindful of government policy and whether it represents the appropriate policy measures given the current situation.

We feel unequivocally that the fiscal and monetary responses have been appropriate. Interest rates have been dropped to 2.5% and may go yet lower, implying a virtual 0% real rate of return on liquid funds. The Federal Reserve, in addition to lowering interest rates nine times this year and twice since September 11th, has also injected massive liquidity into the system. This should force more money back to work in the economy. Typically, such excess liquidity has found its way into financial assets and buoyed markets. Fiscal policy, which had remained inappropriately tight prior to September 11th, is now firmly stimulative as well. We are optimistic that the bear market of 2000-2001 is probably close to over. This may not mean that the market will rebound to its highs any time soon, and the tech-laden Nasdaq may not broach half of the old high (~2,500 or so) for several years. Also, the probability of the US experiencing an economic contraction is now close to 100%, and this

                                       1
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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does mean that corporate profitability will be impaired in the short term in many sectors. However, barring another major calamity such as September 11th, we are very constructive on financial assets at this time.

Cambiar has always maintained a strong investment discipline and a superior long-term track record of performance. Our relative-value style of investing has successfully weathered many challenging market climates, including the present environment, and has successfully capitalized on available investment opportunities in better markets. Moreover, the rapidly changing global economy and business conditions should continue to favor the combination of flexibility and discipline that Cambiar's relative-value style of investing has demonstrated.

On a management note, the senior management of Cambiar Investors completed a management buyout from Old Mutual (US) Holdings (formerly United Asset Management) on July 31, 2001. The management and senior investment professionals formed a limited liability limited partnership (called Cambiar LLLP), which own a controlling interest in Cambiar Investors LLC. All of the principals contributed their own personal financial capital to complete this transaction. Old Mutual will retain a minority interest in Cambiar Investors which may be redeemed by Cambiar LLC at a pre-determined valuation over time. Old Mutual will ultimately have no financial or legal relationship to Cambiar.

There is no stronger way to align the long-term interests of Cambiar's senior professionals, than for the present team to commit its own capital to purchase legal and economic control of the company. Each member of this team is clearly stating their respective belief in the future of Cambiar Investors. We thank our shareholders for their support and confidence during this exciting new period in Cambiar's history.

Sincerely,

/s/ Brian M. Barish

Brian M. Barish, CFA
President
Cambiar Investors, LLC

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                                       2
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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                       Definition of Comparative Indices
                       ---------------------------------

NASDAQ Composite Index is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market system traded foreign common stocks and ADRs.

Russell 1000 Value Index contains securities in the Russell 1000 Indexes with less-than-average growth orientation. Companies generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

                                       3
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2001 (Unaudited)

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STATEMENT OF NET ASSETS
COMMON STOCKS - 85.6%

                                                       Shares           Value
                                                      --------       ----------
AEROSPACE & DEFENSE -- 2.4%
  Raytheon ......................................      12,300        $  396,675
                                                                     ----------
BANKING -- 10.9%
  Bank of America* ..............................       6,600           389,334
  FleetBoston Financial* ........................      14,300           469,898
  ING Groep ADR* ................................      17,100           425,106
  US Bancorp* ...................................      28,300           503,174
                                                                     ----------
                                                                      1,787,512
                                                                     ----------
COMPUTER SERVICES -- 4.8%
  Electronic Data Systems* ......................       7,000           450,590
  Unisys* .......................................      37,300           333,089
                                                                     ----------
                                                                        783,679
                                                                     ----------
COMPUTER SOFTWARE -- 9.7%
  BMC Software* .................................      29,000           437,030
  Novell* .......................................      18,900            66,906
  Parametric Technology* ........................      40,000           280,400
  Symantec* .....................................       5,900           324,441
  Synopsys* .....................................      10,500           493,500
                                                                     ----------
                                                                      1,602,277
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 5.6%
  Diageo ADR* ...................................       9,000           367,650
  Sara Lee ......................................      24,900           555,021
                                                                     ----------
                                                                        922,671
                                                                     ----------
INSURANCE -- 13.6%
  Aetna .........................................      15,000           414,600
  Allianz ADR ...................................      19,600           462,560
  Allstate* .....................................      15,000           470,700
  MBIA* .........................................      10,000           460,600
  Principal Financial Group* ....................      10,000           225,000
  Safeco* .......................................       6,400           197,376
                                                                     ----------
                                                                      2,230,836
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

                                       4
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2001 (Unaudited)

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COMMON STOCKS - continued

                                                       Shares           Value
                                                      --------       ----------
MEDICAL PRODUCTS & SERVICES -- 4.8%
  Boston Scientific* ............................       7,100        $  161,454
  Guidant* ......................................      15,300           635,103
                                                                     ----------
                                                                        796,557
                                                                     ----------
PETROLEUM & FUEL PRODUCTS -- 7.8%
  Conoco ........................................      14,500           372,650
  Ensco International ...........................       9,700           192,060
  Schlumberger* .................................       8,600           416,412
  Transocean Sedco Forex* .......................       9,800           295,470
                                                                     ----------
                                                                      1,276,592
                                                                     ----------
PHARMACEUTICALS -- 12.6%
  Abbott Laboratories* ..........................       4,400           233,112
  Alpharma, Cl A* ...............................       9,800           271,460
  Mylan Laboratories* ...........................       2,800           103,236
  Roche Holding ADR* ............................       4,400           305,166
  Schering-Plough* . ............................      15,000           557,700
  Watson Pharmaceuticals* .......................      12,400           591,232
                                                                     ----------
                                                                      2,061,906
                                                                     ----------
PRINTING & PUBLISHING -- 0.9%
  Gannett* ......................................       2,300           145,360
                                                                     ----------
RETAIL -- 3.8%
  CVS ...........................................      17,000           406,300
  Nordstrom* ....................................      15,500           218,550
                                                                     ----------
                                                                        624,850
                                                                     ----------
RETAIL-SPECIALTY -- 1.4%
  Limited* ......................................      20,800           231,920
                                                                     ----------
TELEPHONES & TELECOMMUNICATIONS -- 7.3%
  AT&T Wireless Group* ..........................      26,300           379,772
  General Motors, Cl H* .........................      29,400           404,250
  Motorola* . ...................................       4,000            65,480
  Qwest Communications ..........................      26,900           348,355
                                                                     ----------
                                                                      1,197,857
                                                                     ----------
  TOTAL COMMON STOCKS
    (Cost $14,286,552) ..........................                    14,058,692
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

                                       5
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 2001 (Unaudited)

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SHORT-TERM INVESTMENT -- 15.0%

                                                                       Face
                                                                       Amount            Value
                                                                     ----------       -----------
REPURCHASE AGREEMENT -- 15.0%
  Chase Securities Inc. 2.40%, dated 10/31/01,
    due 11/01/01 to be repurchased at $2,466,164,
    collateralized by $2,121,012 of a U.S. Treasury Note
    valued at $2,549,077 (Cost $2,466,000) .......................   $2,466,000       $ 2,466,000
                                                                                      -----------
  TOTAL INVESTMENTS -- 100.6%
    (Cost $16,752,552) (a) .......................................                     16,524,692
                                                                                      -----------
  OTHER ASSETS AND LIABILITIES, NET -- (0.6%) .....................                       (97,573)
                                                                                      -----------

NET ASSETS CONSIST OF:

  Paid in Capital ................................................                     16,729,203
  Undistributed Net Investment Income ............................                          4,642
  Accumulated Net Realized Loss ..................................                        (78,866)
  Net Unrealized Depreciation ....................................                       (227,860)
                                                                                      -----------
  TOTAL NET ASSETS -- 100.0% .....................................                    $16,427,119
                                                                                      ===========
  Institutional Class Shares:
  Shares Issued and Outstanding
    (Unlimited authorization, no par value) ......................                      1,374,938
  Net Asset Value, Offering and Redemption Price Per Share .......                         $11.95
                                                                                      ===========

  *  Non-Income Producing Security
ADR  American Depository Receipt
 Cl  Class
(a) The cost for Federal income tax purposes was $16,752,552. At October 31, 2001, net unrealized depreciation for all securities based on tax cost was $227,860. This consisted of aggregate gross unrealized appreciation for all securities of $765,669 and aggregate gross unrealized depreciation for all securities of $993,529.

The accompanying notes are an integral part of the financial statements.

                                       6
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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   FOR THE SIX MONTHS ENDED
                                                   OCTOBER 31, 2001 (Unaudited)

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STATEMENT OF OPERATIONS

Investment Income
Dividends ......................................................................    $    47,285
Interest .......................................................................         14,053
Less: Foreign Taxes Withheld ...................................................         (1,505)
                                                                                    -----------
  Total Income .................................................................         59,833
                                                                                    -----------
Expenses
Administrative Fees -- Note C ..................................................         30,572
Investment Advisory Fees -- Note B .............................................         42,454
Transfer Agency Fees ...........................................................         11,960
Legal Fees .....................................................................          8,205
Printing Fees ..................................................................          7,675
Audit Fees .....................................................................          6,204
Registration and Filing Fees ...................................................          4,397
Custodian Fees .................................................................          1,936
Trustees' Fees -- Note E .......................................................          1,228
Other Expenses .................................................................          3,879
                                                                                    -----------
  Total Expenses ...............................................................        118,510
Less, Waiver of:
Investment Advisory Fees -- Note B .............................................        (42,454)
Expenses Assumed by the Adviser -- Note B ......................................        (20,769)
                                                                                    -----------
  Net Expenses Before Expense Offset ...........................................         55,287
Expense Offset -- Note A .......................................................            (96)
                                                                                    -----------
  Net Expenses After Expense Offset ............................................         55,191
                                                                                    -----------
Net Investment Income ..........................................................          4,642
                                                                                    -----------
Net Realized Loss on Investments ...............................................        (78,919)
Net Change in Unrealized Appreciation (Depreciation) on Investments ............       (999,290)
                                                                                    -----------
Net Loss on Investments ........................................................     (1,078,209)
                                                                                    -----------
Net Decrease in Net Assets Resulting from Operations ...........................    $(1,073,567)
                                                                                    ===========

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS

                                                                       Six Months             Year
                                                                          Ended               Ended
                                                                     October 31, 2001       April 30,
                                                                       (Unaudited)            2001
                                                                       -----------         ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ............................................   $     4,642         $    23,902
  Net Realized Gain (Loss) .........................................       (78,919)             71,614
  Net Change in Unrealized Appreciation (Depreciation) .............      (999,290)            674,830
                                                                       -----------         -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations ................................................    (1,073,567)            770,346
                                                                       -----------         -----------
Distributions:
  Net Investment Income ............................................            --             (24,242)
  In Excess of Net Investment Income ...............................            --             (26,924)
  Net Realized Gain ................................................            --            (804,961)
                                                                       -----------         -----------
    Total Distributions ............................................            --            (856,127)
                                                                       -----------         -----------
Capital Share Transactions:
  Issued ...........................................................    12,115,610           1,604,210
  In Lieu of Cash Distributions ....................................            --             856,127
  Redeemed .........................................................      (626,123)           (438,817)
                                                                       -----------         -----------
  Net Increase from Capital Share Transactions .....................    11,489,487           2,021,520
                                                                       -----------         -----------
    Total Increase .................................................    10,415,920           1,935,739
Net Assets:
  Beginning of Period ..............................................     6,011,199           4,075,460
                                                                       -----------         -----------
  End of Period (including undistributed net investment income
    of $4,642 and $0, respectively) ................................   $16,427,119         $ 6,011,199
                                                                       ===========         ===========
Shares Issued and Redeemed:
  Shares Issued ....................................................       974,000             126,187
  In Lieu of Cash Distributions ....................................            --              68,419
  Shares Redeemed ..................................................       (51,426)            (30,675)
                                                                       -----------         -----------
  Net Increase in Shares Outstanding ...............................       922,574             163,931
                                                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

                                                                              Selected Per Share Data & Ratios
                                                                For a Share Outstanding Throughout Each Period


                                                     Six Months         Year            Year           June 30,
                                                       Ended            Ended           Ended         1998* to
                                                  October 31, 2001    April 30,       April 30,       April 30,
                                                    (Unaudited)         2001            2000            1999
                                                  ----------------    ---------       ---------       ---------
Net Asset Value, Beginning of Period ..........       $ 13.29         $ 14.13         $ 12.29         $ 10.00
Income from Investment Operations
Net Investment Income .........................          0.11            0.11              --            0.04
Net Realized and Unrealized Gain (Loss) .......         (1.45)           1.93            2.78            2.29
                                                      -------         -------         -------         -------
Total from Investment Operations ..............         (1.34)           2.04            2.78            2.33
                                                      -------         -------         -------         -------
Distributions:
Net Investment Income .........................            --           (0.08)             --           (0.04)
In Excess of Net Investment Income ............            --           (0.09)          (0.07)             --
Net Realized Gain .............................            --           (2.71)          (0.87)             --
                                                      -------         -------         -------         -------
Total Distributions ...........................            --           (2.88)          (0.94)          (0.04)
                                                      -------         -------         -------         -------
Net Asset Value, End of Period ................       $ 11.95         $ 13.29         $ 14.13         $ 12.29
                                                      -------         -------         -------         -------
Total Return+ .................................        (10.08)%***      15.63%          23.26%          23.44%***
                                                      -------         -------         -------         -------
Ratios and Supplemental Data

Net Assets, End of Period (Thousands) .........       $16,427          $6,011          $4,075          $2,389
Ratio of Expenses to Average Net Assets .......          1.30%**         1.30%           1.31%           1.31%**
Ratio of Net Investment Income to
Average Net Assets ............................          0.11%**         0.49%           0.01%           0.42%**
Portfolio Turnover Rate .......................            33%             96%             95%             78%

  *  Commencement of Operations
 **  Annualized
***  Not annualized
  + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II, and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Cambiar Opportunity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 2001, the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide capital growth and preservation by investing primarily in common stocks that have limited downside risk with positive upside potential.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to

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     liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains and losses on investments.

          Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

          6. Implementation of New Accounting Standards: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on May 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

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     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cambiar Investors, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets. The former adviser, Cambiar Investors, Inc. ("the Former Advisor"), was an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation). The Adviser and Former Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.30% of average daily net assets.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of $54,500.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center (PBHGSSC, formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended October 31, 2001, the Portfolio paid PBHGSSC $2,012.

     D. Distribution Services: The UAM Funds and Fund Distributors, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Fund Distributors, Inc., distributed the shares of the Portfolio.

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     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Purchases and Sales: For the six months ended October 31, 2001, the Portfolio made purchases of $12,060,634 and sales of $7,868,103 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     G. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 2001, the Portfolio had no borrowings under the agreement.

     H. Other: At October 31, 2001, 54% of total shares outstanding were held by 1 record shareholder, owning 10% or greater of the aggregate total shares outstanding.

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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Officers and Trustees

James F. Orr, III                       Linda T. Gibson, Esq.
Trustee, President and Chairman         Vice President and Secretary

John T. Bennett, Jr.                    Sherry Kajdan Vetterlein
Trustee                                 Vice President and Assistant Secretary

Nancy J. Dunn                           Christopher Salfi
Trustee                                 Treasurer

Philip D. English                       Suzan M. Barron
Trustee                                 Assistant Secretary

William A. Humenuk                      Molly S. Mugler
Trustee                                 Assistant Secretary

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UAM Funds
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P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Cambiar Investors, LLC
2401 E. Second Avenue
Suite 400
Denver, CO 80206

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

                                            ------------------------------------
                                            This report has been prepared for
                                            shareholders and may be distributed
                                            to others only if preceded or
                                            accompanied by a current prospectus.
                                            ------------------------------------